RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of related party transactions
a)	Related Parties

Name of related parties	Relationship
Peter Luo	Chairman, Chief Executive Officer and a principal shareholder of the Company
Four senior management personnel	Management and ordinary shareholders of the Company
WuXi AppTec Co., Ltd. (“WuXi AppTec Group”)	A principal shareholder of the Company
WuXi Biologics (Cayman) Inc.	Controlled by the ultimate controlling party of a principal shareholder of the Company

b)	The Group had the following related party balances as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	US$	US$
WuXi AppTec Group	124,704	3,080,116
WuXi Biologics (Cayman) Inc.	7,692	1,426,554
Total amounts due from related parties	132,396	4,506,670

As of December 31, 2020 and 2021, the amounts due from related parties represented prepayments made for the CRO and CMO services.

	As of December 31,
	2020	2021
	US$	US$
WuXi Biologics (Cayman) Inc.	2,361,503	10,292,268
WuXi AppTec Group	173,855	173,793
Total amounts due to related parties	2,535,358	10,466,061

As of December 31, 2020 and 2021, the amounts due to related parties represented payables for the CRO and CMO services.

c)	The Group had the following related party transactions during the years ended December 31, 2019, 2020 and 2021:

	For the years ended
	December 31,
	2019	2020	2021
	US$	US$	US$
Receipt of CRO and CMO services:
WuXi Biologics (Cayman) Inc.	3,567,962	7,217,709	12,561,276
WuXi AppTec Group (i)	2,136,344	2,674,586	517,742
	5,704,306	9,892,295	13,079,018